ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Liabilities:
Warrant liability - non-current	$ 2,398	$ 959
Level 3
Liabilities:
Warrant liability - non-current	$ 2,398	$ 959